Note 9 - Retirement Plans (Tables)	3 Months Ended
Mar. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
	Three Months Ended
	March 31,
	2015	2014
	(In thousands)
Service cost	$4	$15
Interest cost	20	23
Amortization of unrecognized loss (gain)	9	(3)
Amortization of past service liability	(7)	1
	$26	$36